Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Less than 6 months [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Trade and other payables	$ 132,514	$ 173,663
Lease liabilities	20,498	20,890
Total	153,012	194,553
Total contractual cash flows [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Trade and other payables	132,514	173,663
Lease liabilities	20,498	63,462
Total	153,012	237,125
Carrying amount (assets)/ liabilities [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Trade and other payables	132,514	173,663
Lease liabilities	20,498	63,462
Total	153,012	237,125
6 - 12 months [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Trade and other payables
Lease liabilities		21,286
Total		21,286
Between 1 and 2 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Trade and other payables
Lease liabilities		21,286
Total		21,286
Between 2 and 5 Years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Trade and other payables
Lease liabilities
Total
Over 5 years [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of contractual undiscounted cash flows [Line Items]
Trade and other payables
Lease liabilities
Total